Related parties (Detail 3) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 USD ($)
Entity [Table]
Balance at the beginning of the year	$ 34	SFr 31	$ 38
Additions	8		11
Reductions	(9)		(15)
Balance at the end of the year	33	31	34
UBS AG
Entity [Table]
Balance at the beginning of the year	28	25	31
Additions	8		11
Reductions	(7)		(15)
Balance at the end of the year	$ 28	SFr 26	$ 28